UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05506

                 College and University Facility Loan Trust Two
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Bryan Calder
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 603-6406

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

                                                          College and University
                                                         Facility Loan Trust Two



================================================================================

                                                   Compiled Financial Statements
                                                   Six Months Ended May 31, 2003

Accountants' Compilation Report

To the Owner Trustee of
College and University Facility
Loan Trust Two

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the "Trust"), including the schedule of investments, as of May 31, 2003, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2002, 2001, 2000, 1999 and 1998, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 10, 2003 expressed an unqualified opinion, except for the effect on the 2002 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.



BDO Seidman, LLP
July 23, 2003

                                                          College and University
                                                         Facility Loan Trust Two

                                             Statement of Assets and Liabilities

================================================================================

May 31,                                                                         2003
====================================================================================
Assets

Investments, at amortized cost, net of allowance for loan losses
  of $1,432,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)    $ 98,168,213
Cash                                                                         187,398
Prepaid expenses                                                              13,750
Interest receivable                                                          894,012
Deferred bond issuance costs (Note 2)                                        330,511
------------------------------------------------------------------------------------

   Total assets                                                           99,593,884
------------------------------------------------------------------------------------

Liabilities

Bonds payable, net of unamortized discount (Notes 1, 3 and 8)             82,979,346
Interest payable (Note 3)                                                  2,101,083
Accrued expenses and other liabilities                                       205,488
Distributions payable to Class B certificateholders (Note 5)                 926,002
------------------------------------------------------------------------------------

   Total liabilities                                                      86,211,919
------------------------------------------------------------------------------------

Net Assets

Class B Certificates, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                            1,763,800
Accumulated deficit (Notes 2 and 5)                                       (3,146,864)
Paid-in capital (Note 2)                                                  14,765,029
------------------------------------------------------------------------------------

     Total net assets                                                   $ 13,381,965
------------------------------------------------------------------------------------

   Net asset value per Class B certificate
     (based on 1,763,800 certificates outstanding)                      $       7.59
====================================================================================

                            See accompanying accountants' compilation report and
                                                  notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations

================================================================================

Six months ended May 31,                                                    2003
================================================================================

Investment income:
   Interest income (Note 2)                                           $5,081,073
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                    4,041,376
   Servicer fees (Note 4)                                                 59,571
   Trustee fees (Note 4)                                                  25,640
   Other trust and bond administration expenses                          124,628
--------------------------------------------------------------------------------

     Total expenses                                                    4,251,215
--------------------------------------------------------------------------------

     Net investment income                                               829,858
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations                  $  829,858
================================================================================

                            See accompanying accountants' compilation report and
                                                  notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows

================================================================================

Six months ended May 31,                                                   2003
================================================================================

Cash flows from operating activities:
   Interest received                                               $  2,371,337
   Interest paid                                                     (2,307,240)
   Operating expenses paid                                             (270,595)
--------------------------------------------------------------------------------

     Net cash used for operating activities                            (206,498)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements             6,025,602
   Principal payments on Loans                                        7,298,262
--------------------------------------------------------------------------------

     Net cash provided by investing activities                       13,323,864
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                    (10,307,851)
   Distribution to Class B certificateholders                        (3,009,965)
--------------------------------------------------------------------------------

     Net cash used for financing activities                         (13,317,816)
--------------------------------------------------------------------------------

Net decrease in cash                                                   (200,450)

Cash, beginning of period                                               387,848
--------------------------------------------------------------------------------

Cash, end of period                                                $    187,398
================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations            $    829,858
   Increase in prepaid expenses                                         (13,750)
   Decrease in interest receivable                                      116,792
   Decrease in accrued expenses and other liabilities                   (47,006)
   Decrease in Bond interest payable                                   (206,157)
   Amortization of original issue discount on Bonds                   1,910,149
   Amortization of purchase discount on Loans                        (2,826,528)
   Amortization of deferred Bond issuance costs                          30,144
--------------------------------------------------------------------------------

     Net cash used for operating activities                        $   (206,498)
================================================================================

                               See accompanying accountants' compilation report
                                              and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                             Statements of Changes in Net Assets
                                                                     (Note 2(f))

================================================================================

                                                               For the
                                                             Six Months
                                                               Ended          Year Ended
                                                               May 31,       November 30,
                                                                2003             2002
========================================================================================
From operations:
   Net investment income                                   $    829,858     $  2,419,380
----------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations             829,858        2,419,380
----------------------------------------------------------------------------------------

Capital certificate transactions:
   Distributions to Class B certificateholders (Note 5)        (926,002)      (3,980,969)
----------------------------------------------------------------------------------------

Net decrease in net assets                                      (96,144)      (1,561,589)
----------------------------------------------------------------------------------------

Net assets:
   Beginning of period                                       13,478,109       15,039,698
----------------------------------------------------------------------------------------

   End of period                                           $ 13,381,965     $ 13,478,109
========================================================================================

                               See accompanying accountants' compilation report
                                              and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                            Financial Highlights
                                                                 (Notes 1 and 5)
================================================================================

                                    For the
                                   Six Months
                                     Ended                                      Years Ended November 30,
                                     May 31,         ---------------------------------------------------------------------------
                                      2003               2002            2001            2000            1999            1998
================================================================================================================================
Net asset value, beginning of
  period                          $      7.64        $      8.53     $      9.01     $     10.05     $      9.45     $      8.17

Net investment income                     .47               1.37            1.15            1.34            1.38            1.63

Provision for loan losses                  --                 --              --            (.17)             --            (.01)

Dividends to Class A Preferred
  certificateholders:
   From net investment income              --                 --              --              --              --              --
   As tax return of capital                                   --              --              --            (.11)           (.34)

Distribution to Class B
  certificateholders:
   As tax return of capital              (.52)             (2.26)          (1.63)          (2.21)           (.67)             --
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period    $      7.59        $      7.64     $      8.53     $      9.01     $     10.05     $      9.45
================================================================================================================================

Total investment return (a)               N/A                N/A             N/A             N/A             N/A             N/A

Net assets applicable to Class A
  Preferred certificates,
    end of period                 $        --        $        --     $        --     $        --     $        --     $ 2,585,848
================================================================================================================================

Net assets applicable to Class B
  certificates, end of period     $13,381,965        $13,478,109     $15,039,698     $15,898,314     $17,724,801     $16,673,598
================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to
     average net assets applicable
     to Class B certificates            63.31%(b)(c)       70.03%(b)       69.21%(b)       73.02%(b)       78.42%(b)       99.83%(b)

   Ratio of net investment income
     to average net assets
     applicable to Class B
     certificates                       12.36%(c)          16.97%          13.05%          14.10%          14.13%          18.57%

   Number of Class B certificates
     outstanding, end of period     1,763,800          1,763,800       1,763,800       1,763,800       1,763,800       1,763,800

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.12%(c), 2.76%, 2.72%, 2.53%, 2.57% and 2.32% in 2003, 2002, 2001, 2000, 1999 and 1998,
      respectively.

(c)   Annualized.

                               See accompanying accountants' compilation report
                                              and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

1.    Organization            College and University Facility Loan Trust Two
      and Business            (the Trust) was formed on March 11, 1988 as a
                              business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by U.S.
                              Bank, formerly the Bank of Boston (the Owner
                              Trustee) not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                              The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

1.    Organization            All payments on the Loans and earnings under the
      and Business            investment agreements and any required transfers
      (Continued)             from the Expense and Liquidity Funds are deposited
                              to the credit of the Revenue Fund held by the Bond
                              Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund
                              Requirement. Any funds remaining in the Revenue
                              Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                              On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2. Summary of                 (a) College and University Facility Loans
   Significant
   Accounting                 The Loans were purchased and recorded at a
   Policies                   discount below par. Pursuant to a "no-action
                              letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2003 was approximately $36,807,000. As a result of prepayments of Loans in the six months ended May
                              31, 2003, additional interest income of
                              approximately $164,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2.    Summary of              (a) College and University Facility Loans
      Significant             (Continued)
      Accounting
      Policies                The Trust's policy is to discontinue the accrual
      (Continued)             of interest on Loans for which payment of
                              principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2003, no loans have been placed on nonaccrual status.

                              Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                              (b) Other Investments

                              Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                              GAAP requires that the investments be accounted for under the fair value method of accounting. However, the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2.    Summary of              (c) Federal Income Taxes
      Significant
      Accounting              It is the Trust's policy to comply with the
      Policies                requirements applicable to a regulated investment
      (Continued)             company under Subchapter M of the Internal Revenue
                              Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                              For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                              (d) Deferred Bond Issuance Costs

                              Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                              (e) Accounting for Impairment of a Loan and Allowance for Loan Losses

                              The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                              The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                              (1) a valuation allowance for loans identified as impaired,

                              (2) a formula-based general allowance for the various loan portfolio classifications, and

                              (3)  an unallocated allowance.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2.    Summary of              (e) Accounting for Impairment of a Loan and
      Significant             Allowance for Loan Losses (Continued)
      Accounting
      Policies                A loan is impaired when, based on current
      (Continued)             information and events, it is probable that the
                              Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

                              The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                              In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                              There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2.    Summary of              (f)  Presentation of Capital Distributions
      Significant
      Accounting              Capital distributions are accounted for in
      Policies                accordance with the American Institute of
      (Continued)             Certified Public Accountants Statement of Position
                              (SOP) 93-2, "Determination, Disclosure and
                              Financial Statement Presentation of Income,
                              Capital Gain and Return of Capital Distributions by Investment Companies." SOP 93-2 requires the
                              Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                              As of November 30, 2002, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                              The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2003; however, the amount cannot be reasonably estimated at May 31, 2003.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2.    Summary of              (g)  Use of Estimates
      Significant
      Accounting              The preparation of financial statements in
      Policies                conformity with GAAP requires management to make
      (Continued)             estimates and assumptions that affect the reported
                              amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                              The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

3.    Bonds                   The Bonds outstanding at May 31, 2003 consist of
                              the following:

                                           Outstanding    Unamortized   Carrying
              Interest        Stated        Principal      Discount      Amount
   Type         Rate         Maturity        (000s)         (000s)       (000s)
--------------------------------------------------------------------------------
Sequential      4.00%      June 1, 2018      $105,054      $22,075      $82,979

                              Interest on the Bonds is payable semiannually. On June 1, 2003, the Trust made a principal payment of $6,294,395 on the bonds.

                              Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

3.    Bonds                   The estimated aggregate principal payments on the
      (Continued)             Bonds at May 31, 2003 after taking into
                              consideration actual Loan prepayments, Defaulted
                              Loans and the Maximum Principal Distribution
                              Amount, as defined in the Indenture, are as follows:

                                                                          Amount
                              Fiscal Year                                 (000s)
                              ==================================================

                              2003                                        $6,294
                              2004                                        12,135
                              2005                                        11,388
                              2006                                         9,911
                              2007                                         8,756
                              Thereafter                                  56,570
                              --------------------------------------------------
                              Total                                     $105,054
                              ==================================================

                              Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                              In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

4.    Administrative          (a) Servicer
      Agreements
                              As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2003, this fee totaled $49,701. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the six-month period ended May 31, 2003, out-of-pocket expenses totalled $9,870.

                              (b) Trustees

                              As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                              o    The Owner Trustee, in its capacities as
                                   manager of the Trust and as Owner Trustee, earned fees of $7,500 and $6,250, respectively, for the six months ended May 31, 2003.

                              o The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2003, total Bond Trustee fees and out-of-pocket expenses amounted to $11,890.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

5.    Certificates            Holders of each of the Class B certificates
                              receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis.
                              On June 2, 2003, a distribution of $926,002 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

                              While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.

6.    Allowance For           An analysis of the allowance for loan losses for
      Loan Losses             the six months ended May 31, 2003 is summarized as
                              follows:

                              Balance, beginning of period          $  1,432,376
                              Provision                                       --
                              Charge-offs                                     --
                              --------------------------------------------------

                              Balance, end of period                $  1,432,376
                              ==================================================

                              At May 31, 2003, there were no recorded
                              investments in loans that are considered to be impaired. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7.    Loans                   Scheduled principal and interest payments on the
                              Loans as of May 31, 2003, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                Principal         Interest
                                                 Payments         Payments           Total
                              Fiscal year         (000s)           (000s)            (000s)
                              =============================================================
                              2003              $  8,901          $ 1,955          $ 10,856
                              2004                14,001            3,524            17,525
                              2005                12,133            3,090            15,223
                              2006                10,690            2,720            13,410
                              2007                 9,728            2,395            12,123
                              Thereafter          68,503           11,636            80,139
                              -------------------------------------------------------------

                              Total             $123,956          $25,320          $149,276
                              =============================================================

                              Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2003, there were no Loans in Default.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7.    Loans                   The following analysis summarize the
      (Continued)             stratification of the loan portfolio by type of
                              collateral and institution as of May 31, 2003:

                                                                         Amortized
                                                              Number       Cost
                              Type of Collateral             of Loans     (000s)          %
                              ================================================================
                              Loans secured by a
                                first mortgage                  159       $52,295        60.0%

                              Loans not secured by
                                a first mortgage                 83        34,854        40.0
                              ----------------------------------------------------------------

                              Total Loans                       242       $87,149       100.0%
                              ================================================================
                                                                        Amortized
                                                               Number      Cost
                              Type of Institution             of Loans    (000s)          %
                              ----------------------------------------------------------------
                              Private                           163       $52,909        60.7%

                              Public                             79        34,240        39.3
                              ----------------------------------------------------------------

                              Total Loans                       242       $87,149       100.0%
                              ================================================================

                              The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7     Loans                   The collateral for Loans that are secured by a
      (Continued)             mortgage on real estate generally consists of
                              special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.    Fair Value              Statement of Financial Accounting Standards No.
      of Financial            107, "Disclosures about Fair Value of Financial
      Instruments             Instruments," allows for the use of a wide range
                              of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                              Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

8.    Fair Value              The estimated fair value of each category of the
      of Financial            Trust's financial instruments and the related book
      Instruments             value presented in the accompanying statement of
      (Continued)             assets and liabilities as of May 31, 2003 is as
                              follows:

                                                                 Book Value         Fair Value
                                                                   (000s)             (000s)
                              ================================================================
                              Loans                               $ 85,717*          $119,082

                              Investment Agreements:
                                 Revenue Fund                       10,068             11,098
                                 Liquidity Fund                      2,383              2,925
                              ----------------------------------------------------------------

                                                                 $ 98,168           $133,105
                              ================================================================

                              Bonds                               $ 82,979           $102,715
                              ================================================================

                              *Net of allowance for loan losses of $1,432,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
                COLLEGE AND UNIVERSITY LOANS (87.3%)

                 ---------- ALABAMA --------
         $215   Alabama Agricultural and Mechanical University       3.000-3.750    07/01/2005       10.254         $192
        1,550   Alabama Agricultural and Mechanical University           3.000      05/01/2018       10.269          971
        1,835   Auburn University                                        3.000      12/01/2018       9.1578        1,181
          170   Huntingdon College                                       3.000      10/01/2008         10.6          137
           28   Stillman College                                         3.750      02/01/2004       11.421           26
          323   Talladega College                                        3.000      12/01/2012       10.238          230
        1,240   University of Alabama in Birmingham                      3.000      11/01/2008       7.9723        1,077

                 ---------- ARIZONA --------
          480   Arizona State University                                 3.000      04/01/2006       10.602          416

                 ---------- ARKANSAS --------
           16   Ouachita Baptist University                              3.000      12/01/2006       10.038           13
          120   University of Arkansas at Little Rock                    3.000      11/01/2009         9.42           99
          228   University of Central Arkansas                           3.000      04/01/2005       10.687          211

                 ---------- CALIFORNIA --------
          169   Azusa Pacific University                                 3.750      04/01/2015       10.885          114
          600   California Polytechnic State University                  3.000      11/01/2006       10.052          509
          185   California State University                              3.000      11/01/2006       8.7533          166
          980   California State University                              3.000      11/01/2013       8.9288          735
        2,283   California State University                              3.000      11/01/2019       8.9949        1,502
          440   Chapman College                                          3.000      10/01/2013        10.65          304
          158   Chapman College                                          3.000      11/01/2005       10.628          142
          138   Chapman College                                          3.000      11/01/2007       10.574          116
           35   Gavilan College                                          3.000      04/01/2006       10.595           30
          399   Lassen Junior College District                           3.000      04/01/2020       10.272          238
          243   Occidental College                                       3.000      10/01/2019       10.411          146
          485   San Diego State University                               3.000      11/01/2007       10.045          425
           65   State Center Community College                           3.000      10/01/2004         10.1           60
          355   University of Santa Clara                                3.625      04/01/2004       11.334          341
        1,390   University Student Co-Operative Association              3.000      04/01/2019       10.696          847
           13   West Kern Junior College District                        3.625      04/01/2004        10.73           12
          295   West Valley College                                      3.000      04/01/2009       10.504          232

                 ---------- COLORADO --------
          305   Fort Lewis College                                       3.000      10/01/2006       10.086          266
          410   Regis College (Denver)                                   3.000      11/01/2012       10.471          295

                 ---------- DELAWARE --------
          166   Wesley College                                           3.375      05/01/2013        10.88          119
          660   University of Delaware                                   3.000      11/01/2006       9.0807          588
          564   University of Delaware                                   3.000      12/01/2018       8.8102          369

              See accompanying accountant's compilation report and
                       notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
                 ---------- FLORIDA --------
         $295   Embry-Riddle Aeronautical University                     3.000      09/01/2007       10.642         $245
           75   Florida Agricultural and Mechanical University           3.625      07/01/2004       10.288           69
           63   Florida Atlantic University                              3.500      07/01/2004       10.272           59
          190   Florida Atlantic University                              3.000      07/01/2006       10.183          164
          133   Florida Institute of Technology                          3.000      11/01/2009       10.526          105
          430   Florida State University                                 3.000      01/01/2009       9.4016          353
          225   Nova University                                          3.000      12/01/2007        10.04          183
           83   Stetson University                                       3.000      01/01/2006       11.254           70
          315   University of Central Florida                            3.000      10/01/2007       10.077          266
        1,855   University of Florida                                    3.000      07/01/2014       10.147        1,275
          415   University of South Florida                              3.750      07/01/2005       10.302          373

                 ---------- GEORGIA --------
          131   Emmanuel College                                         3.000      11/01/2013       10.448           91
          103   Georgia Education Authority Board of Regents
                  of the University System of Georgia                    3.375      01/01/2003        10.60          103
          195   LaGrange College                                         3.000      03/01/2009       11.057          150
          378   Mercer University                                        3.000      05/01/2014       10.576          260
          630   Morehouse College                                        3.000      07/01/2010         10.5          464
          106   Morris Brown College                                     3.750      05/01/2007       11.123           89
        1,336   Morris Brown College                                 2.750-3.750    05/01/2018       10.892          858
          789   Paine College                                            3.000      10/01/2016       10.449          510

                 ---------- ILLINOIS --------
          156   Kendall College                                          3.000      10/01/2008       10.586          126
          150   Knox College                                             3.000      04/01/2006       11.148          128
         1020   Sangamon State University                                3.000      11/01/2018       10.122          652

                 ---------- INDIANA --------
          105   Anderson University                                      3.000      03/01/2006       11.193           90
          108   Indiana University                                       3.750      12/01/2003       8.8363          101
          415   Purdue University                                        3.625      07/01/2004       9.3333          387
          133   Purdue University                                        3.000      07/01/2005         9.26          122
          215   Taylor University                                        3.000      10/01/2012         10.5          154
          666   Taylor University                                        3.000      10/01/2013       10.495          467
          864   University of Notre Dame                                 3.000      02/15/2019       10.616          521
         3430   Vincennes University                                     3.000      06/01/2023       9.0239         2068

                 ---------- IOWA --------
           52   NIACC Dormitories, Inc.                                  3.000      10/01/2012       10.273           38
          270   Simpson College                                          3.000      07/01/2016       10.577          172
          109   Waldorf College                                          3.000      07/01/2005       10.769           97
          112   Wartburg College                                         3.750      04/01/2011       10.999           84

              See accompanying accountant's compilation report and
                       notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
                 ---------- KANSAS --------
         $100   Fort Hays State University                               3.000      10/01/2007       10.078          $85
           67   Hesston College                                          3.000      04/01/2006       11.142           57
          170   Kansas State University                                  3.625      04/01/2004       9.7723          159

                 ---------- KENTUCKY --------
           10   Bellarmine College                                       3.625      05/01/2004       11.336            9
          319   Georgetown College                                       3.000      12/01/2008       10.043          252
          600   Georgetown College                                       3.000      12/01/2009       10.045          460
          201   Spalding University                                      3.000      09/01/2007       10.664          171
          340   Transylvania University                                  3.000      11/01/2010       10.507          260

                 ---------- LOUISIANA --------
          131   Dillard University                                       3.000      04/01/2008       11.087          108
          336   Louisiana State University                               3.625      07/01/2004       9.0363          315
          158   Louisiana State University                               3.000      07/01/2005       8.8383          145
          165   Louisiana State University                               3.000      07/01/2006       8.8707          149

                 ---------- MARYLAND --------
          238   Hood College                                             3.625      11/01/2014       10.536          169
         1793   Morgan State University                                  3.000      11/01/2014       10.562         1216

                 ---------- MASSACHUSETTS --------
          303   Hampshire College                                        3.000      07/01/2013       10.753          208
         1100   Hampshire College                                        3.000      02/01/2014       10.701          747
           67   Becker Junior College                                    3.000      04/01/2005        11.21           59
         1023   Bentley College                                          3.000      11/01/2007       10.573          857
           52   Boston Architectural Center                              3.750      11/01/2004       10.766           49
          210   Brandeis University                                      3.000      11/01/2011       10.636          155
          815   College of the Holy Cross                                3.625      10/01/2013         10.6          594
          425   College of the Holy Cross                                3.000      10/01/2006       10.633          367
         2574   Northeastern University                                  3.000      05/01/2018       10.533         1596
           26   Northeastern University                                  3.000      05/01/2004       10.971           25
          130   Pine Manor College                                       3.625      10/01/2003         10.8          125
          353   Springfield College                                      3.500      05/01/2013       10.673          257
           29   Springfield College                                      3.000      05/15/2005       10.109           27
         2067   Tufts University                                         3.000      10/01/2021        10.39         1190
          635   Wheaton College                                          3.500      04/01/2013       10.696          450
           19   Wheelock College                                         3.000      05/01/2011       10.228           14

                 ---------- MICHIGAN --------
          100   Albion College                                           3.000      10/01/2009       10.563           78
           96   Concordia College                                        3.000      04/01/2009       11.048           80
          615   Concordia College                                        3.000      05/01/2019       10.647          364
          235   Harper Grace Hospital                                    3.625      04/01/2005       11.264          210
         1190   Mercy College of Detroit                                 3.625      10/01/2013       10.589          854
         1100   University of Michigan                                   3.750      10/01/2005       9.5114         1008

              See accompanying accountant's compilation report and
                       notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
                 ---------- MINNESOTA --------
       $1,215   Chateau Community Housing Association                    3.000      10/01/2012       10.509         $872
          373   College of Saint Thomas                                  3.000      11/01/2009       10.526          294
           99   College of Santa Fe                                      3.000      10/01/2005       10.661           89
          519   College of Santa Fe                                      3.000      10/01/2018       10.429          324
          385   MacAlester College                                       3.000      05/01/2020       10.464          230

                 ---------- MISSISSIPPI --------
         1449   Hinds Junior College                                     3.000      04/01/2013       10.417         1037
          516   Millsaps College                                         3.000      11/01/2021       10.341          298
         1350   Mississippi State University                             3.000      12/01/2020       9.6396          811

                 ---------- MISSOURI --------
          199   Central Missouri State University                        3.625      07/01/2004       10.288          184
          585   Central Missouri State University                        3.000      07/01/2007       10.178          490
          225   Drury College                                            3.000      04/01/2015        10.63          151
          346   Drury College                                            3.000      10/01/2010       10.747          262
          541   Southeast Missouri State University                      3.000      04/01/2007        10.58          459

                 ---------- MONTANA --------
          290   Carroll College                                          3.750      06/01/2014       10.464          203
          142   Carroll College                                          3.000      06/01/2018       10.155           88

                 ---------- NEBRASKA --------
           32   Midland Lutheran College                                 3.000      04/01/2005       11.205           28

                 ---------- NEW HAMPSHIRE --------
          127   New England College                                      3.000      04/01/2016       10.767           80

                 ---------- NEW JERSEY --------
         1430   Fairleigh Dickinson University                           3.000      11/01/2017        10.39          906
          515   Newark Beth Israel Hospital                              3.625      01/01/2014       11.056          350
         1460   Rider College                                            3.625      11/01/2013       10.418         1059
          362   Rider College                                            3.000      05/01/2017       10.703          225
          555   Rutgers, The State University                            3.750      05/01/2016       9.1927          403
          276   Seton Hill College                                       3.625      11/01/2014        10.53          194

                 ---------- NEW YORK --------
         1345   Canisius College                                         3.000      11/01/2017         10.4          851
          804   College of Saint Rose                                    3.000      05/01/2022       10.428          457
          505   Daemen College                                           3.000      04/01/2016       10.767          322
          429   Dowling College                                          3.000      10/01/2010       10.752          325
          901   D'Youville College                                       3.000      04/01/2018       10.897          541
         1525   Hofstra University                                       3.000      11/01/2012       10.609         1092
          250   Long Island University                                   3.750      05/01/2005       11.225          224
          143   Long Island University                                   3.000      11/01/2009        10.69          112
          499   Long Island University                                   3.000      11/01/2009       10.692          391
          455   Long Island University                                   3.625      06/01/2014       10.492          316
           41   Long Island University                                   3.750      10/01/2004       10.786           38

              See accompanying accountant's compilation report and
                       notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
         $734   Memorial Hospital for Cancer and Allied Diseases         3.375      04/01/2012       10.678         $537
          165   SUNY, Mohawk Valley Community College                    3.000      04/01/2005        10.26          148
          355   Utica College                                            3.000      11/01/2009       10.528          279

                 ---------- NORTH CAROLINA --------
          161   Catawba College                                          3.000      12/01/2009       10.265          122
          330   Elizabeth City State University                          3.000      10/01/2017       10.019          215
          224   High Point College                                       3.000      12/01/2010       10.258          165
           94   Lenoir Rhyne College                                     3.000      12/01/2006       10.041           79
          205   North Carolina State University                          3.625      09/01/2004       7.9654          195
           54   Queens College                                           3.625      07/01/2004       10.903           50
           35   Saint Mary's College                                     3.000      03/01/2005        11.25           31
          360   Saint Mary's College                                     3.000      06/01/2020       10.141          212
          322   University of North Carolina                             3.000      11/01/2005       8.8114          298
          345   University of North Carolina                             3.000      01/01/2008       9.4971          285
           25   University of North Carolina                             3.000      01/01/2007       9.4992           21

                 ---------- OHIO --------
           61   Rio Grande College                                       3.000      03/30/2009       10.931           48
          224   University of Steubenville                               3.125      04/01/2010       10.983          169
          615   Wittenberg University                                    3.000      05/01/2015        10.76          402
          204   Wittenberg University                                    3.000      11/01/2017       10.391          129
           29    Wooster Business College                                3.000      03/30/2009        10.88           23
          389   Wright State University                                  3.000      05/01/2009       9.8884          317

                 ---------- OKLAHOMA --------
         1180   Cameron University                                       3.000      04/01/2007        10.16          995
           59   Langston University                                      3.375      10/01/2003       10.155           57
          525   Langston University                                      3.000      04/01/2007       10.562          438
           80   Southern Nazarene University                             3.750      04/01/2005        11.27           72

                 ---------- OREGON --------
          664   George Fox College                                       3.000      07/01/2018        10.64          406
           71   Linfield College                                         3.000      10/01/2017        10.44           45
          590   University of Portland                                   3.375      04/01/2013       10.876          420

                 ---------- PENNSYLVANIA --------
          438   Albright College                                         3.000      11/01/2015       10.227          300
          170   Carnegie-Mellon University                               3.000      05/01/2009       10.728          132
          842   Carnegie-Mellon University                               3.000      11/01/2017       10.507          531
          113   Dickinson College                                        3.000      05/01/2018         10.3           71
          960   Drexel University                                        3.500      05/01/2014       10.531          677
          545   Gannon University                                        3.000      11/01/2011       10.487          404
          179   Gannon University                                        3.000      12/01/2022       10.126           99

              See accompanying accountant's compilation report and
                       notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
         $189   Lycoming College                                         3.625      05/01/2014       10.637         $132
          265   Lycoming College                                         3.750      05/01/2015       10.619          183
          177   Moravian College                                         3.375      11/01/2012       10.525          130
         2129   Philadelphia College of Art                              3.000      01/01/2022       10.618         1187
          485   Saint Vincent College                                    3.500      05/01/2013        10.86          342
          985   Villanova University                                     3.000      04/01/2019         10.7          581
          307   York Hospital                                            3.000      05/01/2020       10.636          179

                 ---------- RHODE ISLAND --------
          105   Rhode Island College                                     3.000      10/01/2005        10.09           95

                 ---------- SOUTH CAROLINA --------
          900   Baptist College at Charleston                            3.000      03/01/2019        10.73          528
          465   Baptist College at Charleston                            3.000      03/01/2011       10.975          339
           44   Benedict College                                         3.750      11/01/2004       10.752           41
          451   Benedict College                                         3.000      11/01/2006       10.609          394
         1600   Benedict College                                         3.000      11/01/2020       10.356          946
          165   Clemson University                                       3.000      07/01/2005       9.5075          150
           98   Coker College                                            3.000      12/01/2009        10.04           75
           88   Columbia College                                         3.625      07/01/2004         10.9           81
           40   Columbia College                                         3.000      07/01/2006       10.802           34
          423   Morris College                                           3.000      11/01/2009        10.53          333
           11   North Greenville College                                 3.000      11/01/2003        10.72           11

                 ---------- SOUTH DAKOTA --------
          155   Dakota Wesleyan University                               3.000      10/01/2015       10.463          103
          330   South Dakota School of Mines and Technology              3.000      04/01/2018       10.301          204

                 ---------- TENNESSEE --------
          273   Cumberland University                                    3.000      08/01/2017       10.522          170
          170   Hiwassee College                                         3.000      09/15/2018       10.576          104

                 ---------- TEXAS --------
           78   Cisco Junior College                                     3.000      07/01/2005       10.153           72
          305   Houston Tillotson College                                3.500      04/01/2014         10.9          210
          340   McLennan Community College                               3.000      04/01/2006       10.489          295
          330   Southern Methodist University                            3.000      10/01/2007       10.609          276
         1955   Southwest Texas State University                         3.000      10/01/2015        9.513         1358
         1522   Stephen F. Austin State University                   3.375-3.500    10/01/2012       9.5673         1156
          471   Texas A & I University                                   3.000      07/01/2009       9.5737          378
          380   Texas Southern University                                3.500      04/01/2013       10.449          272
          572   University of Saint Thomas                               3.000      10/01/2019       10.411          344

                 ---------- VERMONT --------
          121   Champlain College                                        3.000      12/01/2013       10.186           82
         1491   Saint Michael's College                                  3.000      05/01/2013       10.598         1053
          310   Vermont State College                                    3.000      06/01/2008       9.0204          259
          211   Vermont State College                                    3.000      07/01/2014       9.2985          151

              See accompanying accountant's compilation report and
                       notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
                 ---------- VIRGINIA --------
         $205   Randolph-Macon College                                   3.000      05/01/2010       10.725         $158
         1200   James Madison University                                 3.000      06/01/2009       10.495          935
          398   Lynchburg College                                        3.750      05/01/2015       10.638          278
          540   Lynchburg College                                        3.000      05/01/2018        10.68          330
          303   Mary Baldwin College                                     3.375      05/01/2012        10.68          222
          510   Marymount University                                     3.000      05/01/2016       10.523          330
         2511   Norfolk State University                                 3.000      12/01/2021       9.7672         1478
          392   Saint Paul's College                                     3.000      11/01/2014       10.563          266
         1967   Virginia Commonwealth University                         3.000      06/01/2011       10.012         1469
          370   Virginia Commonwealth University                         3.000      06/01/2004       10.082          341
          228   Virginia Wesleyan College                                3.000      11/01/2009       10.541          183
          144   Virginia Wesleyan College                                3.000      11/01/2010       10.505          110

                 ---------- WASHINGTON --------
          145   Olympic Community College                                3.000      10/01/2008       10.069          119
          334   Seattle University                                       3.000      11/01/2008       10.548          271
           68   University of Washington                                 3.000      08/01/2003       9.0603           65
          140   Washington State University                              3.625      04/01/2004       10.024          131
           90   Washington State University                              3.750      04/01/2004       10.032           84
          220   Western Washington University                            3.625      10/01/2004       10.176          206
          205   Western Washington University                            3.750      10/01/2005       10.185          186

                 ---------- WEST VIRGINIA --------
          231   Bethany College                                          3.375      11/01/2012        10.54          171
          245   Bethany College                                          3.000      11/01/2017       10.402          156
          397   Bethany College                                          3.000      11/01/2012       10.399          286
           49   Wheeling College                                         3.000      11/01/2007       10.594           41

                 ---------- WISCONSIN --------
          370   Carroll College                                          3.750      03/01/2015       10.933          257
          460   Marian College                                           3.000      10/01/2016       10.451          298
           84   Marquette University                                     3.000      07/31/2024       10.594           44
           42   Saint Norbert College                                    3.625      04/01/2004       11.325           39
          191   Saint Norbert College                                    3.000      04/01/2007       11.102          158

                 ---------- DISTRICT OF COLUMBIA --------
         2506   Georgetown University                                    3.000      11/01/2020       10.356         1483
         6460   Georgetown University                                    4.000      11/01/2020       10.522         4101
          412   Georgetown University                                    3.000      05/01/2005        10.86          375

                 ---------- PUERTO RICO --------
           70   Inter American University of Puerto Rico                 3.000      09/01/2007       10.661           59
         2049   Inter American University of Puerto Rico                 3.000      01/01/2017        10.94         1281
         1339   University of Puerto Rico, Rio Piedras Campus            3.000      06/01/2011       9.3906         1023

              See accompanying accountant's compilation report and
                       notes to the financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2003

                          (Dollar Amounts in Thousands)

                                   (continued)

  Outstanding                                                           Stated                     Internal     Amortized
  Principal                                                            Interest      Maturity      Rate of     Cost (Notes
   Balance                         Description                          Rate %         Date        Return%(A)    1 and 2)
-------------   -----------------------------------------------      -----------    ----------     ----------  -----------
                 ---------- VIRGIN ISLANDS --------
          $18   College of the Virgin Islands                            3.000      10/01/2003        10.16          $17
--------------                                                                                                -----------
      123,956   Total College and University Loans                                                                87,149
--------------                                                                                                -----------

                Allowance for Loan Losses                                                                          1,432
                                                                                                              -----------

                Net Loans of the Trust                                                                            85,717
                                                                                                              -----------

                INVESTMENT AGREEMENTS (12.7%)
        2,383   JPMorgan Chase Bank - Liquidity Fund                      7.750     06/01/2018         7.750       2,383
       10,068   JPMorgan Chase Bank - Revenue Fund                        7.050     06/01/2018         7.050      10,068
--------------                                                                                                -----------
       12,451   Total Investment Agreements                                                                       12,451
--------------                                                                                                -----------
     $136,407   Total Investments (100.0%)                                                                       $98,168
==============                                                                                                ===========

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

              See accompanying accountant's compilation report and
                       notes to the financial statements.

ITEM 2. CODE OF ETHICS

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not applicable when filing a

Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's Owner Trustee has concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT

10(b)(1)      Certification of the Owner Trustee Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

10(b)(2)      Certification of the Owner Trustee Pursuant to
              Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): College and University Facility Loan Trust Two
              ----------------------------------------------

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated March 11, 1988 and Amended and restated on May 12, 1988, and December 4, 1989.

By:   /s/ Bryan Calder
      -------------------------------------
      Executive Vice President

Date: August 17, 2003
      -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated March 11, 1988 and Amended and restated on May 12, 1988, and December 4, 1989.

By:   /s/ Bryan Calder
      -------------------------------------
      Executive Vice President

Date: August 17, 2003
      -------------------------------------